Finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance expense
Interest expense on long-term debt	$ 57.7	$ 26.2
Interest expense on defined benefit pension and other post-retirement benefit obligations (note 18(b)&(c))	9.2	9.5
Interest expense on orbital securitization liability (note 14)	7.8	1.6
Interest expense on advance payments	7.9
Capitalization of borrowing costs (notes 15 & 16(a))	(4.9)	(2.8)
Imputed interest and other	4.8	3.1
Finance expense	$ 82.5	$ 37.6